Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Average
			Summary	Average
			Compen-	Compen-
			sation	sation
	Summary		Table	Actually	Value of Initial Fixed $100
	Compen-	Compen-	Total for	Paid to	Investment Based On:
	sation	sation	Non-PEO	Non-PEO		Peer Group		Adjusted
	Table	Actually	Named	Named	Total	Total		Diluted
	Total for	Paid to	Executive	Executive	Shareholder	Shareholder		Earnings
	PEO (1)	PEO (2)	Officers (3)	Officers (2) (3)	Return (4)	Return (4)	Net Income	Per Share (5)
Year	$	$	$	$	$	$	$	$
2022	9,836,835	15,114,505	2,834,198	3,793,799	113.04	126.16	253,495,000	5.19
2021	7,175,467	7,215,249	2,014,574	1,972,295	95.77	130.71	124,909,000	3.94
2020	10,488,603	3,853,657	2,791,299	1,398,643	88.27	98.31	106,579,000	3.01

Named Executive Officers, Footnote [Text Block]	Rick Wessel was the Company’s PEO in 2020, 2021 and 2022.The non-PEO named executive officers included in the averages are the following individuals for each of the years shown:

2022	2021	2020
T. Brent Stuart	T. Brent Stuart	T. Brent Stuart
R. Douglas Orr	R. Douglas Orr	R. Douglas Orr
Howard F. Hambleton (i)	Anna M. Alvarado (ii)	Anna M. Alvarado
Raul R. Ramos	Raul R. Ramos	Raul R. Ramos

(i)Mr. Hambleton joined the Company in December 2021, in conjunction with the AFF Acquisition, as the AFF president.

(ii)Ms. Alvarado resigned from the Company effective October 8, 2021.

Peer Group Issuers, Footnote [Text Block]	For the relevant year, represents the cumulative TSR of the Company and the S&P MidCap 400 – Financials Index from December 31, 2019 though the respective measurement periods ending on December 31 of 2022, 2021 and 2020. Each year reflects what the cumulative value of $100 would be, including the reinvestment of dividends, if such amount were invested on December 31, 2019. For purposes of reporting comparative stockholder returns per Item 201(e) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2022, both the S&P MidCap 400 – Financials Index and the S&P MidCap 400 – Consumer Discretionary Index are used by the Company. Given that more than 50% of the Company’s earnings in 2022 were from consumer finance-related activities, the Company has elected to use the S&P MidCap 400 – Financials Index Returns as the peer group benchmark in this table. For informational purposes. the stockholder returns for the S&P MidCap 400 – Consumer Discretionary Index were $132.09, $167.26 and $130.99 for 2022, 2021 and 2020, respectively.
PEO Total Compensation Amount	$ 9,836,835	$ 7,175,467	$ 10,488,603
PEO Actually Paid Compensation Amount	$ 15,114,505	7,215,249	3,853,657
Adjustment To PEO Compensation, Footnote [Text Block]	To calculate compensation actually paid (“CAP”), the following amounts were deducted from and added to SCT total compensation:

PEO	2022	2021	2020
SCT total compensation	$9,836,835	$7,175,467	$10,488,603
Less fair value of stock awards reported in the SCT	(5,155,277)	(3,453,904)	(7,478,258)
Plus fair value as of year end of stock awards granted in current year	8,103,054	5,177,226	3,741,817
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	2,287,279	840,071	(2,148,575)
Change in fair value of stock awards granted in prior years that vested during the current year	42,614	(2,523,611)	(749,930)
CAP	$15,114,505	$7,215,249	$3,853,657

Non-PEO NEO Average Total Compensation Amount	$ 2,834,198	2,014,574	2,791,299
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,793,799	1,972,295	1,398,643
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Average of Non-PEO NEO’s	2022	2021	2020
SCT total compensation	$2,834,198	$2,014,574	$2,791,299
Less fair value of stock awards reported in the SCT	(1,161,314)	(744,532)	(1,458,714)
Plus fair value as of year end of stock awards granted in current year	1,678,775	1,083,099	798,701
Change in fair value of stock awards granted in prior years that are outstanding and unvested as of year end	443,809	156,478	(605,031)
Change in fair value of stock awards granted in prior years that vested during the current year	(1,669)	(278,176)	(127,612)
Less fair value of stock awards forfeited during the current year	—	(259,148)	—
CAP	$3,793,799	$1,972,295	$1,398,643

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]	(1)Non-GAAP financial measure. See detailed reconciliation of non-GAAP financial measures provided in Appendix A.
Tabular List [Table Text Block]	Adjusted diluted earnings per share •Adjusted net income •Adjusted EBITDA •Adjusted net revenue (gross profit) •TSR relative to compensation peers
Total Shareholder Return Amount	$ 113.04	95.77	88.27
Peer Group Total Shareholder Return Amount	126.16	130.71	98.31
Net Income (Loss)	$ 253,495,000	$ 124,909,000	$ 106,579,000
Company Selected Measure Amount | $ / shares	5.19	3.94	3.01
PEO Name	(1)Rick Wessel
Additional 402(v) Disclosure [Text Block]
Pay Versus Performance

As required by SEC rules, the Company is providing the following information about the relationship between “compensation actually paid” (as computed in accordance with SEC rules) to its Principal Executive Officer (“PEO”) and to its other NEO’s and certain financial performance of the Company for the most recently completed fiscal years:
	The following are the most important financial performance measures used by the Compensation Committee to link compensation actually paid to the Company’s NEOs with the Company’s performance. The role of each of these performance measures on the NEO’s compensation is further described in the Compensation Discussion and Analysis section above:The following charts reflect that the CAP over the three-year period ended December 31, 2022 aligns to trends in the Company’s financial results over the same period:
S&P MidCap 400 Consumer Discretionary Index Total Shareholder Return Amount	$ 132.09	$ 167.26	$ 130.99
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted diluted earnings per share
Non-GAAP Measure Description [Text Block]	Non-GAAP financial measure. See detailed reconciliation of non-GAAP financial measures provided in Appendix A.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted net income
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted EBITDA
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	•Adjusted net revenue (gross profit)
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	•TSR relative to compensation peers
PEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ (5,155,277)	(3,453,904)	(7,478,258)
PEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	8,103,054	5,177,226	3,741,817
PEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	2,287,279	840,071	(2,148,575)
PEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	42,614	(2,523,611)	(749,930)
Non-PEO NEO [Member] | Equity Awards Reported Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,161,314)	(744,532)	(1,458,714)
Non-PEO NEO [Member] | Equity Awards Granted During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	1,678,775	1,083,099	798,701
Non-PEO NEO [Member] | Equity Awards Outstanding, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	443,809	156,478	(605,031)
Non-PEO NEO [Member] | Equity Awards Granted in Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	(1,669)	(278,176)	(127,612)
Non-PEO NEO [Member] | Equity Awards Forfeited During the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount, Equity Awards	$ 0	$ (259,148)	$ 0